Expense Example {- Fidelity® Overseas Fund} - 10.31 Fidelity Overseas Fund K PRO-07 - Fidelity® Overseas Fund - Fidelity Overseas Fund-Class K	Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 91
3 years	284
5 years	493
10 years	$ 1,096